CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	¥ (304,900)	¥ (731,121)	¥ (1,094,112)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	73,466	76,073	53,025
Share-based compensation expense	17,393	31,899	183,349
Loss on disposals of property and equipment	3,011	175	432
Allowance for credit losses	12,756	28,006	31,476
Write-down of inventories	39,969	21,139	14,310
Investment income	(6,100)	(124)	(6,232)
Interest expenses of convertible notes		73,081
Foreign exchange losses/(gains)	11,061	(13,733)	8,205
Changes in operating assets and liabilities:
Accounts receivable	(585,486)	(333,067)	(1,127,262)
Notes receivable	(42,289)	85,753	(103,280)
Inventories	(52,956)	85,802	(329,237)
Prepayments and other current assets	51,982	21,551	(58,662)
Accounts and notes payable	317,234	119,814	922,880
Advance from customers	(11,224)	1,019	11,330
Operating lease right-of use assets	73,007	81,378	(71,440)
Land use right	(328)	10,930
Accrued expenses and other liabilities	(92,542)	29,342	116,736
Operating lease liabilities	(72,002)	(92,120)	65,730
Net cash used in operating activities	(567,948)	(504,203)	(1,382,752)
Cash flows from investing activities:
Purchase of short-term investments	(1,288,080)	(100,000)	(1,480,018)
Maturity of short-term investments	430,623	100,124	1,548,882
Purchase of property and equipment	(50,496)	(37,047)	(145,200)
Purchase of intangible assets	(5,067)	(13,057)	(12,867)
Proceeds from sale of property and equipment and intangible assets	4,718	12,940	5,047
Cash paid for a business combination in previous years, net of cash acquired			(10,239)
Net cash used in investing activities	(908,302)	(37,040)	(94,395)
Cash flows from financing activities:
Proceeds from issuance of convertible note		1,384,218
Proceeds from short-term borrowings	1,114,000	764,160	404,170
Repayment of short-term borrowings	(779,000)	(807,592)	(215,842)
Acquisition of the redeemable non-controlling interest	(5,044)	(22,396)	(13,697)
Proceeds from public offering, net of issuance costs	385,768
Other financing activities		(15,680)
Net cash provided by financing activities	715,724	1,302,710	174,631
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	5,042	117,469	(8,695)
(Decrease)/Increase in cash, cash equivalents, and restricted cash	(755,484)	878,936	(1,311,211)
Cash, cash equivalents, and restricted cash at beginning of year	2,005,856	1,126,920	2,438,131
Cash, cash equivalents, and restricted cash at end of year	1,250,372	2,005,856	1,126,920
Supplemental cash flow information:
Cash payments for interest	(19,343)	(20,957)	(10,291)
Cash payments for income taxes	(154)	(1,220)	(1,224)
Supplemental information for non-cash financing activities:
Accretion on convertible redeemable preferred shares to redemption value	(660,070)	(509,281)	¥ (329,737)
Issuance of Series F preferred shares from conversion of the convertible notes		¥ (1,631,564)
Conversion of preferred shares to ordinary shares	¥ (7,570,417)